UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06692

Name of Fund: BlackRock MuniYield California Insured Fund, Inc. (MCA)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock MuniYield California Insured Fund, Inc., 55 East 52nd Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2010

Date of reporting period: 10/31/2009

Item 1 – Schedule of Investments

BlackRock MuniYield California Insured Fund, Inc. (MCA)

Schedule of Investments October 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	Municipal Bonds	Par (000)	Value

California - 112.1%

Corporate - 0.5%	City of Chula Vista California, RB, San Diego Gas, Series A, 5.88%, 2/15/34	$2,435	$2,626,367

County/City/Special District/School District - 67.5%	Arcadia Unified School District California, GO, Election of 2006, Series A (FSA), 5.00%, 8/01/37	9,000	9,135,990
	Banning Unified School District, California, GO, Election of 2006, Series B (AGC), 5.25%, 8/01/33	4,300	4,378,174
	Bay Area Government Association, RB, Tax Allocation, California Redevelopment Agency Pool, Series A (FSA), 6.00%, 12/15/24	255	256,351
	Brentwood Infrastructure Financing Authority, California, Special Assessment, Refunding, Series A (FSA), 5.20%, 9/02/29	3,980	4,017,293
	Central Unified School District, GO, Election of 2008, Series A (AGC), 5.50%, 8/01/29	2,000	2,157,980
	Chabot-Las Positas Community College District, California, GO, CAB, Election of 2004, Series B (AMBAC), 5.17%, 8/01/26 (a)	6,705	2,501,032
	Chino Basin Desalter Authority, Refunding RB, Series A (AGC), 5.00%, 6/01/35	1,170	1,177,254
	Chino Valley Unified School District COP, GO, Election of 2002, Series C (MBIA), 5.25%, 8/01/30	3,000	3,027,900
	Chula Vista Elementary School District, California, COP (MBIA), 5.00%, 9/01/29	3,910	3,707,071
	City of Corona California, COP, Clearwater Cogeneration Project (MBIA), 5.00%, 9/01/28	6,000	5,603,700
	City of Riverside California, COP (AMBAC), 5.00%, 9/01/28	3,000	2,978,100
	City of San Jose California, GO, Libraries, Parks, Public Safety Project (MBIA), 5.00%, 9/01/27	7,910	8,131,638
	County of Kern California, COP, Capital Improvement Projects, Series A (AGC), 6.00%, 8/01/35	2,000	2,193,100
	Desert, California, Community College District, GO, Series C, 5.00%, 8/01/37	10,000	10,166,300
	Fontana Unified School District, California, GO, Series A (FSA), 5.25%, 8/01/31	3,000	3,069,330

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list.

AGC	Assured Guaranty Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bond
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assurance Inc.
GNMA	Government National Mortgage Association
GO	General Obligation Bonds
MBIA	Municipal Bond Investors Assurance (National Public Finance Guaranty Corp.)
RB	Revenue Bonds
TAN	Tax Anticipation Notes

BlackRock MuniYield California Insured Fund, Inc. (MCA)

Schedule of Investments October 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Fremont Unified School District, Alameda County California, GO, Series A (MBIA), 5.50%, 8/01/26	$10,755	$11,315,120
Fresno Joint Powers Financing Authority, California, RB, Series A (FSA), 5.75%, 6/01/26	3,295	3,400,078
Glendora Unified School District, California, GO, Election of 2005, Series A (MBIA), 5.00%, 8/01/27	1,350	1,410,426
Glendora Unified School District, California, GO, Election of 2005, Series A (MBIA), 5.25%, 8/01/30	2,700	2,826,198
Hemet Unified School District, California, GO, Election of 2006, Series B (AGC), 5.13%, 8/01/37	4,500	4,523,265
Imperial Community College District, California, GO, Election of 2004 (MBIA), 5.00%, 8/01/29	3,090	3,091,298
Lodi Unified School District, California, GO, Election of 2002 (FSA), 5.00%, 8/01/29	10,260	10,332,436
Los Angeles Community College District, California, GO, Election of 2001, Series A (MBIA), 5.00%, 8/01/27	2,475	2,571,500
Los Angeles Community College District California, GO, Election of 2001, Series A (MBIA), 5.00%, 8/01/32	20,000	20,489,200
Los Angeles Community Redevelopment Agency, California, RB, Bunker Hill Project, Series A (FSA), 5.00%, 12/01/27	10,000	10,097,900
Los Angeles County Metropolitan Transportation Authority, RB, Property A First Tier Senior, Series A (AMBAC), 5.00%, 7/01/27	5,240	5,462,648
Los Angeles County Metropolitan Transportation Authority, RB, Property A First Tier Senior, Series A (AMBAC), 5.00%, 7/01/35	6,500	6,628,050
Los Angeles County Public Works Financing Authority, Refunding RB, Master Refunding Project, Series A (MBIA), 5.00%, 12/01/28	4,190	4,035,138
Los Angeles Unified School District, California, GO, Election of 2002, Series C (FSA), 5.00%, 7/01/32	10,000	10,152,000
Los Angeles Unified School District, California, GO, Election of 2004, Series F (FGIC), 5.00%, 7/01/30	5,000	5,101,900
Merced Community College District, California, GO, School Facilities Improvement District No. 1 (MBIA), 5.00%, 8/01/31	6,865	6,748,295
Murrieta Valley Unified School District Public Financing Authority, Special Tax, Series A (AGC), 5.13%, 9/01/26	8,000	8,329,120
Natomas Unified School District, California, GO, Election of 2006 (MBIA), 5.00%, 8/01/28	6,015	6,035,391
Orange County Water District, COP, Refunding, 5.25%, 8/15/34	9,045	9,452,839
Orchard School District, California, GO, Election of 2001, Series A (AGC), 5.00%, 8/01/34	9,490	9,369,857
Oxnard Union High School District, California, GO, Refunding, Series A (MBIA), 6.20%, 8/01/30	9,645	10,374,741
Peralta Community College District, California, GO, Peralta Community College (FSA), 5.00%, 8/01/37	6,195	6,298,023
Pittsburg Unified School District, GO, Election of 2006, Series B (FSA), 5.50%, 8/01/34	2,000	2,113,580

BlackRock MuniYield California Insured Fund, Inc. (MCA)

Schedule of Investments October 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Pittsburg Unified School District, GO, Election of 2006, Series B (FSA), 5.63%, 8/01/39	$4,500	$4,788,900
Redlands Unified School District, California, GO, Election of 2008 (FSA), 5.25%, 7/01/33	5,000	5,190,050
Riverside Unified School District, California, GO, Election, Series A (MBIA), 5.25%, 2/01/23	6,000	6,220,260
Riverside Unified School District, California, GO, Series C (AGC), 5.00%, 8/01/32	5,010	5,037,856
Sacramento City Financing Authority, California, RB, Capital Improvement, Community Rein Capital Program, Series A (AMBAC), 5.00%, 12/01/36	3,000	2,862,930
Sacramento City Financing Authority, California, TAN, CAB, Tax Allocation, Series A (MBIA), 5.04%, 12/01/32 (a)	6,590	1,304,688
Saddleback Valley Unified School District, California, GO (FSA), 5.00%, 8/01/29	2,565	2,629,074
San Bernardino City Unified School District, California, GO, Series A (FSA), 5.00%, 8/01/28	5,000	5,069,250
San Bernardino Community College District, California, GO, Election of 2002, Series C (FSA), 5.00%, 8/01/31	8,000	8,206,720
San Francisco Bay Area Transit Financing Authority, Refunding RB, Series A (MBIA), 5.00%, 7/01/34	10,500	10,628,415
San Jose Financing Authority, RB, Civic Center Project, Series B (AMBAC), 5.00%, 6/01/32	11,400	11,498,496
San Jose Redevelopment Agency, California, TAN, Housing Set, Aside, Merged Area, Series E, AMT (MBIA), 5.85%, 8/01/27	7,300	7,302,920
San Juan Unified School District, California, GO, Election of 2002 (MBIA), 5.00%, 8/01/28	4,250	4,259,775
San Mateo County Transportation District, California, Refunding RB, Series A (MBIA), 5.00%, 6/01/29	4,350	4,506,165
Santa Rosa High School District, California, GO, Election of 2002 (MBIA), 5.00%, 8/01/28	2,500	2,505,750
Snowline Joint Unified School District, COP, Refinancing Program (AGC), 5.75%, 9/01/38	5,600	6,118,448
South Tahoe Joint Powers Financing Authority, Refunding RB, South Tahoe Redevelopment Project Area 1, Series A (FSA), 5.00%, 10/01/29	1,645	1,656,334
Ventura County Community College District, GO, Series A (MBIA), 5.00%, 8/01/27	3,395	3,524,791
Vista Unified School District, California, GO, Series B (MBIA), 5.00%, 8/01/28	2,550	2,555,865
West Contra Costa Unified School District, California, GO, Election of 2002, Series B (FSA), 5.00%, 8/01/32	6,690	6,662,437
Westminster Redevelopment Agency, California, TAN, Sub- ordinate, Commercial Redevelopment Project No. 1 (AGC), 6.25%, 11/01/39	4,300	4,903,376

		330,092,716

BlackRock MuniYield California Insured Fund, Inc. (MCA)

Schedule of Investments October 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	Municipal Bonds	Par (000)	Value

Education - 4.0%	California Educational Facilities Authority, RB, Student Loan, CalEdge Loan Program, AMT (AMBAC), 5.55%, 4/01/28	$6,370	$6,372,484
	County of San Diego California, COP (MBIA), 5.75%, 7/01/31	5,200	5,277,740
	University of California, RB, Limited Project, Series D (FSA), 5.00%, 5/15/41	8,000	8,009,760

			19,659,984

Health - 3.6%	California Health Facilities Financing Authority, California, RB, Catholic Healthcare West, Series A, 6.00%, 7/01/34	2,130	2,238,204
	California Health Facilities Financing Authority, California, RB, Catholic Healthcare West, Series A, 6.00%, 7/01/39	5,500	5,749,755
	California Statewide Communities Development Authority, RB, Adventist, Series B (AGC), 5.00%, 3/01/37	5,850	5,679,882
	California Statewide Communities Development Authority, RB, Health Facilities, Memorial Health Services, Series A, 6.00%, 10/01/23	3,685	3,819,244

			17,487,085

Housing - 0.1%	California Rural Home Mortgage Finance Authority, California, RB, Mortgage Backed Securities Program, Series A, AMT (GNMA), 6.35%, 12/01/29	200	211,566
	California Rural Home Mortgage Finance Authority, California, RB, Mortgage Backed Securities Program, Series B, AMT (GNMA), 6.25%, 12/01/31	90	90,954
	San Bernardino County Housing Authority, California, RB, Home Mortgage, Mortgage Backed Securities, Series A-1, AMT (GNMA), 6.25%, 12/01/31	155	157,066

			459,586

State - 3.2%	California State Public Works Board, RB, Department Education, Riverside Campus Project, Series B, 6.50%, 4/01/34	3,500	3,818,955
	State of California, GO (MBIA), 6.25%, 10/01/19	860	867,413
	State of California, GO, Various Purpose, 6.50%, 4/01/33	9,875	10,913,949

			15,600,317

Transportation - 12.2%	City of San Jose California, RB, Series D (MBIA), 5.00%, 3/01/28	4,075	3,998,023
	County of Orange California, RB, Series B, 5.75%, 7/01/34	5,000	5,379,400
	Port of Oakland, RB, Series K, AMT (MBIA), 5.88%, 5/01/10 (b)	20	20,477
	Port of Oakland, RB, Series K, AMT (MBIA), 5.88%, 11/01/17	2,725	2,763,259
	Port of Oakland, RB, Series K, AMT (MBIA), 5.75%, 11/01/29	7,445	7,451,924
	Port of Oakland, RB, Series L, AMT (MBIA), 5.38%, 11/01/27	19,040	18,684,904
	Sacramento County, ARB, California Airport Systems Revenue, Sub-PFC/Grant, Series C (AGC), 5.75%, 7/01/39	4,880	5,224,918
	San Diego Port District, RB, Series A, AMT (MBIA), 5.25%, 9/01/19	5,400	5,456,268
	San Francisco City & County Airports Commission, RB, Special Facilities Lease, SFO Fuel, Series A, AMT (FSA), 6.10%, 1/01/20	1,000	1,001,910
	San Francisco City & County Airports Commission, RB, Special Facilities Lease, SFO Fuel, Series A, AMT (FSA), 6.13%, 1/01/27	985	986,221

BlackRock MuniYield California Insured Fund, Inc. (MCA)

Schedule of Investments October 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	Municipal Bonds	Par (000)	Value

	San Francisco City & County Airports Commission, Refunding RB, Second Series 34E, AMT (FSA), 5.75%, 5/01/24	$5,000	$5,218,450
	San Francisco City & County Airports Commission, Refunding RB, Second Series 34E, AMT (FSA), 5.75%, 5/01/25	3,500	3,628,485

			59,814,239

Utilities - 21.0%	City of Glendale California, RB (MBIA), 5.00%, 2/01/32	4,390	4,286,001
	City of Napa California, RB (AMBAC), 5.00%, 5/01/35	9,070	9,234,620
	City of Oakland California, RB, Series A (FSA), 5.00%, 6/15/29	4,270	4,297,755
	City of Santa Clara California, RB, Sub-Series A (MBIA), 5.00%, 7/01/28	5,500	5,506,930
	Contra Costa Water District, RB, Series L (FSA), 5.00%, 10/01/32	4,135	4,187,432
	Contra Costa Water District, Refunding RB, Series O (AMBAC), 5.00%, 10/01/24	1,735	1,833,010
	East Bay Municipal Utility District, RB, Sub-Series A (MBIA), 5.00%, 6/01/35	15,000	15,418,500
	East Bay Municipal Utility District, Refunding RB, Series A (MBIA), 5.00%, 6/01/37	6,500	6,723,535
	East Bay Municipal Utility District, Refunding RB, Sub-Series A (AMBAC), 5.00%, 6/01/33	4,000	4,111,640
	East Bay Municipal Utility District, Refunding RB, Sub-Series A (AMBAC), 5.00%, 6/01/37	7,985	8,166,739
	El Centro Financing Authority, California, RB, Series A (FSA), 5.25%, 10/01/35	1,100	1,106,281
	Los Angeles Department of Water & Power, RB, Power System, Sub-Series A-1 (AMBAC), 5.00%, 7/01/37	5,000	5,085,650
	Los Angeles Department of Water & Power, RB, System, Sub-Series A-2 (FSA), 5.00%, 7/01/35	7,500	7,622,775
	Metropolitan Water District of Southern California, RB, Authority, Series B-1 (MBIA), 5.00%, 10/01/33	7,175	7,286,858
	Oxnard Financing Authority, RB, Redwood Trunk Sewer & Headworks, Series A (MBIA), 5.25%, 6/01/34	13,000	12,999,350
	Turlock Public Financing Authority, California, RB, Series A (MBIA), 5.00%, 9/15/33	3,000	3,019,770
	Vallecitos Water District, California, COP, Series A (FSA), 5.00%, 7/01/27	2,000	2,052,380

			102,939,226

	Total Municipal Bonds - 112.1%		548,679,520

	Municipal Bonds Transferred to Tender Option Bond Trusts (c)

California - 38.5%

County/City/Special District/School District - 10.7%	Fremont Unified School District Alameda County, California, GO, Election of 2002, Series B (FSA), 5.00%, 8/01/30	5,997	6,153,300
	Los Angeles Community College District, California, GO, Election of 2001, Series A (FSA), 5.00%, 8/01/32	12,000	12,317,040

BlackRock MuniYield California Insured Fund, Inc. (MCA)

Schedule of Investments October 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	Municipal Bonds Transferred to Tender Option Bond Trusts (c)	Par (000)	Value

	Los Angeles Community College District, California, GO, Election of 2003, Series E (FSA), 5.00%, 8/01/31	$7,497	$7,695,613
	Los Angeles Community College District, California, GO, Election of 2008, Series A, 6.00%, 8/01/33	9,596	10,842,974
	Los Angeles Unified School District, California, GO, Series I, 5.00%, 1/01/34	5,000	5,057,000
	Poway Unified School District, GO, Election of 2002, Improvement District 02, Series 1B (FSA), 5.00%, 8/01/30	10,000	10,113,500

			52,179,427

Education - 5.1%	California State University, RB, Systemwide, Series A (FSA), 5.00%, 11/01/39	4,860	4,813,733
	University of California, RB, Series L, 5.00%, 5/15/40	7,398	7,509,346
	University of California, RB, Series O, 5.75%, 5/15/34	11,190	12,374,909

			24,697,988

Transportation - 7.2%	City of Long Beach, California, RB, Series A, AMT, 5.38%, 5/15/24	15,150	15,337,708
	San Francisco Bay Area Transit Financing Authority, Refunding RB, Series A (MBIA), 5.00%, 7/01/30	19,630	20,095,427

			35,433,135

Utilities - 15.5%	Anaheim Public Financing Authority, California, RB, Electric System Distribution Facilities, Series A (FSA), 5.00%, 10/01/31	3,568	3,603,695
	Los Angeles Department of Water & Power, RB, Power System, Sub-Series A-1 (FSA), 5.00%, 7/01/31	5,007	5,148,977
	Los Angeles Department of Water & Power, Refunding RB, Power System, Sub-Series A-2 (MBIA), 5.00%, 7/01/27	16,000	16,332,000
	Metropolitan Water District of Southern California, RB, Series A, 5.00%, 7/01/37	15,000	15,373,350
	Rancho Water District Financing Authority, California, Refunding RB, Series A (FSA), 5.00%, 8/01/34	9,277	9,440,637
	San Diego County Water Authority, COP, Refunding, Series 2008-A (FSA), 5.00%, 5/01/33	8,510	8,527,531
	San Diego County Water Authority, COP, Series A (FSA), 5.00%, 5/01/30	7,350	7,427,396
	San Diego County Water Authority, COP, Series A (FSA), 5.00%, 5/01/31	10,000	10,066,900

			75,920,486

	Total Municipal Bonds Transferred to Tender Option Bond Trusts - 38.5%		188,231,036

	Total Long-Term Investments (Cost - $733,482,926) - 150.6%		736,910,556

	Short-Term Securities	Shares

	CMA California Municipal Money Fund, 0.04% (d)(e)	2,742,880	2,742,880

	Total Short-Term Securities (Cost - $2,742,880) - 0.6%		2,742,880

BlackRock MuniYield California Insured Fund, Inc. (MCA)

Schedule of Investments October 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Value

Total Investments (Cost - $736,225,806*) - 151.2%	$739,653,436
Other Assets Less Liabilities - 2.9%	14,397,781
Liability for Trust Certificates, Including Interest Expense and Fees Payable - (20.1)%	(98,390,642)
Preferred Shares, at Redemption Value - (34.0)%	(166,551,511)

Net Assets Applicable to Common Shares - 100.0%	$489,109,064

*	The cost and unrealized appreciation (depreciation) of investments as of October 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$637,813,712

Gross unrealized appreciation	$15,449,168
Gross unrealized depreciation	(11,884,913)

Net unrealized appreciation	$3,564,255

(a)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(b)	US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.

(c)

Securities represent bonds transferred to a tender option bond trust in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(d)	Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income

CMA California Municipal Money Fund	$(19,199,064)	$1,182

(e)	Represents the current yield as of report date.

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 - price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

BlackRock MuniYield California Insured Fund, Inc. (MCA)

Schedule of Investments October 31, 2009 (Unaudited)

The following tables summarize the inputs used as of October 31, 2009 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Investments in Securities

Assets

Level 1 - Short-Term Securities	$2,742,880
Level 2 - Long-Term Investments[1]	736,910,556
Level 3	—

Total	$739,653,436

[1]	See above Schedule of Investments for values in each sector.

Item 2 – Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13(a)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield California Insured Fund, Inc.

By:	/s/ Anne F. Ackerley

Anne F. Ackerley
Chief Executive Officer of
BlackRock MuniYield California Insured Fund, Inc.

Date: December 18, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Anne F. Ackerley

Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield California Insured Fund, Inc.

Date: December 18, 2009

By:	/s/ Neal J. Andrews

Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniYield California Insured Fund, Inc.

Date: December 18, 2009